Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2017	2018	2019
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(25.6%)	(15.3%)	(23.2%)
Permanent book — tax difference	1.6%	(9.9%)	(2.0%)
Difference in EIT rates of certain subsidiaries	(1.0%)	0.2%	0.0%
Total	0.0%	0.0%	(0.2%)

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign

The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Domestic	87,465,046	998,299,456	2,404,676,422
Foreign	7,294,643	947,947,297	279,748,549
Total	94,759,689	1,946,246,753	2,684,424,971

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)

The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Current income tax expense	—	—	7,246,119
Deferred income tax benefit	—	(400,541)	(2,403,243)
Income tax expense (benefit)	—	(400,541)	4,842,876

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2018	December 31, 2019
Deductible temporary difference to accruals and others	158,576,042	442,696,181
Tax losses carried forward	167,760,191	542,743,772
Less: Valuation allowance	(326,336,233)	(985,439,953)
Total of deferred tax assets	—	—
Taxable temporary difference related to acquired right to operate an online audio/video content platform	23,631,899	21,228,656
Total of deferred tax liabilities	23,631,899	21,228,656

Schedule of Movement of Valuation Allowance
	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Beginning balance	3,496,764	27,776,443	326,336,233
Current year dditions	24,279,679	298,559,790	665,361,186
Current year reversals	—	—	(6,257,466)
Ending balance	27,776,443	326,336,233	985,439,953